Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share
Schedule of basic and diluted earnings per share

	Three Months Ended March 31,
(in thousands)	2023	2022
Net income	$36,866	$32,444
Participating basic earnings (a)	(22)	—
Basic earnings (loss) attributable to common stockholders	36,844	32,444
Reallocation of participating earnings	—	—
Diluted earnings (loss) attributable to common stockholders	$36,844	$32,444

Weighted average common shares outstanding:
Weighted average common shares outstanding – basic	133,002	132,923
Dilutive performance stock units	—	—
Dilutive stock options	—	—
Weighted average common shares outstanding – diluted	133,002	132,923

Net income (loss) per common share:
Basic	$0.28	$0.24
Diluted	$0.28	$0.24

	December 31,
(in thousands)	2022	2021	2020
Net income (loss)	$262,344	$108,459	$(23,930)

Weighted average common shares outstanding:
Weighted average common shares outstanding – basic	132,923	132,923	132,923
Weighted average common shares outstanding – diluted	133,074	132,923	132,923

Net income (loss) per common share:
Basic	$1.97	$0.82	$(0.18)
Diluted	$1.97	$0.82	$(0.18)

Schedule of the PSUs, stock options, and warrants

	Three Months Ended March 31,
	2023	2022
Number of antidilutive common shares:
Antidilutive warrants	10,349,975	—
Antidilutive performance stock units	4,796	—
Antidilutive stock options	47,924	—
Total antidilutive common shares	10,402,695	—